Equity - Summary of Accumulated Other Comprehensive Income (Loss) (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Currency translation differences:
Gain (loss) on marketable equity and debt securities (net of taxes of $1 and $(14))	$ 1	$ (3)
Share of other comprehensive income of joint venture	0	1
Remeasurements of retirement benefit plans (net of taxes of $(68) and $13)	151	(45)
Foreign exchange differences on debt designated as a hedge of our investment in foreign subsidiaries, tax	(9)	9
Change in fair value of available-for-sale financial instruments, taxes	0	0
Remeasurements of retirement benefit plans, tax	(68)	13
Accumulated other comprehensive income
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated other comprehensive income – beginning of year	1,062	202
Currency translation differences:
Unrealized gain (loss) on translation of foreign subsidiaries	(421)	822
Foreign exchange differences on debt designated as a hedge of our investment in foreign subsidiaries (net of taxes of $(9) and $9) (Note 31(b))	56	(56)
Other comprehensive income net of tax exchange differences on translation	(365)	766
Gain (loss) on marketable equity and debt securities (net of taxes of $1 and $(14))	(4)	93
Share of other comprehensive income of joint venture	0	1
Remeasurements of retirement benefit plans (net of taxes of $(68) and $13)	151	(45)
Total other comprehensive income (loss)	(218)	815
Less remeasurements of retirement benefit plans recorded in retained earnings	(151)	45
Accumulated other comprehensive income – end of year	693	1,062
Change in fair value of available-for-sale financial instruments, taxes	$ 1	$ (14)